Disposals of businesses and deconsolidation of subsidiaries - SeaMex Limited Narrative (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Mar. 10, 2015	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals	[1]			$ (63)	$ 632	$ 61
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Third party ownership interest		50.00%		50.00%
Ownership interest, percentage		50.00%		50.00%	0.00%	0.00%
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Noncontrolling interest ownership percentage					100.00%
Related Party Transaction, Due from Related Party, Threshold for Agreement Termination				120 days
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Consideration		$ 1,077
Disposal Group, Including Discontinued Operation, Consideration, Net Cash Received		586
Seller’s credit recognized		250
Disposal Group, Including Discontinued Operation, Consideration, Related Party Receivable		91
Direct repayment of debt by the JV on behalf of Seadrill		150
Consideration receivable		162	$ 162
(Loss)/gain on disposals		181
Loss on disposal		$ (49)
LIBOR | SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Interest rate related to sellers line of credit		6.50%
Drilling units | SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals				$ 181
Subsidiaries | SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Related Party Transaction, Due from Related Party, Management Fee, Percent				8.00%

[1]	Includes transactions with related parties. Refer to Note 31.